Earnings per share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings per share :
Schedule of Earnigns per share
	Six-month period ended June 30,
	2013			2014
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$ 45,138	-	-	$ 68,050	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(40)	-	-	(194)

Basic and diluted EPS Income attributable to common stockholders	$ 45,098	131,705,782	$ 0.34	$ 67,856	131,837,490	$ 0.51